Fair Values of Financial Instruments and Interest Rate Risk (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Comparison of Carrying Amounts and Estimated Fair Value of Financial Instruments	The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2020 and December 31, 2019:

Note 18 - Fair Values of Financial Instruments and Interest Rate Risk (Continued)

	Carrying	Estimated
December 31, 2020	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$88,868	$88,879	$87,623	$1,256	$—
Securities available for sale	191,513	191,513	—	191,513	—
Securities held to maturity	28,207	29,600	—	19,664	9,936
Equity securities	1,352	1,352	1,352	—	—
Loans held for investment, net	463,339	458,706	—	—	458,706
Loans held for sale	6,959	6,959	—	6,959	—
Restricted stock	1,166	1,166	1,166	—	—
Loan servicing rights	3,957	4,054	—	4,054	—
Mortgage interest rate lock commitments	2,073	2,073	—	—	2,073
Accrued interest receivable	2,523	2,523	—	—	2,523
FINANCIAL LIABILITIES
Deposits	$743,196	743,378	$—	$743,378	$—
Short-term borrowings	710	710	—	710	—
Long-term debt	10,992	10,909	—	—	10,909
Mortgage forward sales commitments	388	388	—	388	—
Accrued interest payable	21	21	—	—	21

	Carrying	Estimated
December 31, 2019	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$155,198	$117,938	$115,693	$2,245	$—
Securities available for sale	88,524	88,524	5,012	83,512	—
Securities held to maturity	13,428	13,499	—	10,499	3,000
Loans held for investment, net	355,969	354,269	—	—	354,269
Loans held for sale	2,946	2,946	—	2,946	—
Restricted stock	1,144	1,144	1,144	—	—
Loan servicing rights	1,723	3,228	—	3,228	—
Accrued interest receivable	1,666	1,666	—	—	1,666
FINANCIAL LIABILITIES
Deposits	$585,878	$567,130	$—	$567,130	$—
Short-term borrowings	626	626	—	626	—
Long-term debt	9,992	10,180	—	—	10,180
Accrued interest payable	55	55	—	—	55

Fair Value Information for Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019:

	December 31, 2020
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
U.S. Treasury	$—	$—	$—	$—
U.S. Government agencies	37,389	—	37,389	—
GSE - Mortgage-backed securities and CMOs	41,496	—	41,496	—
Asset-backed securities	39,281	—	39,281	—
State and political subdivisions	69,164	—	69,164	—
Corporate bonds	4,183	—	4,183	—
Equity securities	1,352	1,352	—	—
Mortgage interest rate lock commitments	2,073	—	—	2,073
Total assets at fair value	$194,938	$1,352	$191,513	$2,073
Mortgage forward sales commitments	$388	$—	$388	$—
Total liabilities at fair value	$388	$—	$388	$—

	December 31, 2019
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
U.S. Treasury	$5,012	$5,012	$—	$—
U.S. Government agencies	25,686	—	25,686	—
GSE - Mortgage-backed securities and CMOs	38,576	—	38,576	—
State and political subdivisions	14,221	—	14,221	—
Corporate bonds	5,029	—	5,029	—
Total assets at fair value	$88,524	$5,012	$83,512	$—
Total liabilities at fair value	$—	$—	$—	$—

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The following table provides a reconciliation for recurring Level 3 fair value measurements:

	December 31, 2020
	(dollars in thousands)
	Mortgage interest rate lock commitments	Total
Balance at December 31, 2019	—	—
Change in fair value:
Included in income from mortgage banking	2,073	2,073
Balance at December 31, 2020	2,073	2,073

The fair value of mortgage interest rate lock commitments is calculated based on a notional amount of $69 million. Significant unobservable inputs are used to determine the fair value of these derivatives. Such inputs include anticipated remaining costs associated with origination the loan of 0.83% and a projected pull-through rate of 86%. The estimated net margin to be earned from loan sales is also applied in the calculation. Changes in interest rates and other assumptions could significantly change these estimated values.

Assets Re-Measured at Fair Value	Assets re-measured at fair value during the period are included in the table below as of December 31, 2020 and December 31, 2019:

	December 31, 2020
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$3,461	$—	$—	$3,461
Other real estate owned	—	—	—	—
Total assets at fair value	$3,461	$—	$—	$3,461
Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2019
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$3,771	$—	$—	$3,771
Other real estate owned	364	—	—	364
Total assets at fair value	$4,135	$—	$—	$4,135
Total liabilities at fair value	$—	$—	$—	$—

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements:

General
December 31, 2020	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

General
December 31, 2019	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%